Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (7.38% – 8.65% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p. (Details)
R$ in Thousands
12 Months Ended
Dec. 31, 2021 BRL (R$)
Sensitivity Analysis Increase Of 1 PP [Member] | Discount Rate [Member]
IfrsStatementLineItems [Line Items]
Rate	6.87% - 8.26%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (393,887)
Sensitivity Analysis Increase Of 1 PP [Member] | Medical Inflation [Member]
IfrsStatementLineItems [Line Items]
Rate	8.38% - 9.41%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 113,797
Sensitivity Analysis Decrease Of 1 PP [Member] | Discount Rate [Member]
IfrsStatementLineItems [Line Items]
Rate	4.87% - 6.26%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 470,116
Sensitivity Analysis Decrease Of 1 PP [Member] | Medical Inflation [Member]
IfrsStatementLineItems [Line Items]
Rate	6.38% - 7.41%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (95,008)